Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

July 14, 2011

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:         Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Hodges Funds

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund (the “Funds”) seeking shareholder approval on a new investment advisory agreement as a result of an upcoming change in control of the investment adviser.  Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/Elaine E. Richards

Elaine E. Richards
Secretary
Professionally Managed Portfolios

Enclosures